Interests in equity-accounted investees - Additional information (Details) - Yonghui Superstores Co., Ltd. ("Yonghui")	Sep. 30, 2024 CNY (¥) shares
Interests in equity-accounted investees
Number of aggregate shares acquired | shares	2,668,135,376
Equity interest acquired (in percentage)	29.40%
Aggregate consideration for acquisition | ¥	¥ 6,270,118,000